Cover	Sep. 29, 2022
Cover [Abstract]
Entity Registrant Name	FIRST FOODS GROUP, INC.
Entity Central Index Key	0001648903
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 29, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-4145514
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89169-6014
Entity Address Address Line 1	First Foods Group, Inc. c/o Incorp Services, Inc.
Entity Address Address Line 2	3773 Howard Hughes Parkway
Entity Address Address Line 3	Suite 500S
City Area Code	201
Local Phone Number	471-0988
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false